Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 45,010	$ 50,507	$ 139,876	$ 153,714	$ 205,723	$ 164,767
Derivative, Cost of Hedge Net of Cash Received			132,611	36,748	36,748	51,678
Defined Benefit Plan, Amortization of Gain (Loss)	$ (146,454)	$ (0)	$ (146,760)	$ (3,426)	$ (3,426)	$ 13,312